SHARE OPTIONS AND WARRANTS RESERVE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Changes in Share Option and Warrants Reserve
Changes in the share option and warrants reserve are as follows:

	OPTIONS AND WARRANTS	USD thousand
As at January 1, 2022	7,021,514	2,442
Share options expense	—	2,050
Share options granted	875,544	1,082
Share options and warrants exercised (Note 12)	(2,114,744)	(151)
Share warrants repurchased	(200,000)	(1,012)
Share options forfeited	(19,330)	—
As at December 31, 2022	5,562,984	4,411

As at January 1, 2021	2,854,744	296
Share options and warrants expense	—	640
Share options granted	4,186,770	645
Modification of share warrants	—	869
Share options forfeited	(20,000)	(8)
As at December 31, 2021	7,021,514	2,442

As at January 1, 2020	3,345,354	621
Share options and warrants issued	745,000	220
Share warrants exercised	(115,000)	(2)
Share warrants cancelled and replaced with new shares	(985,610)	(541)
Share warrants repurchased	(135,000)	(2)
As at December 31, 2020	2,854,744	296